U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

1. Name and address of issuer:

Janus Investment Fund

151 Detroit Street

Denver, CO 80206-4805

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer check the box but do not list series or classes): [ ]

Janus Henderson Adaptive Global Allocation Fund (formerly named Janus Adaptive Global Allocation Fund)

Janus Henderson All Asset Fund (formerly named Henderson All Asset Fund)

Janus Henderson Diversified Alternatives Fund (formerly named Janus Diversified Alternatives Fund)

Janus Henderson Dividend & Income Builder Fund (formerly named Henderson Dividend & Income Builder Fund)

Janus Henderson Emerging Markets Managed Volatility Fund (formerly named INTECH Emerging Markets

Managed Volatility Fund)

Janus Henderson Flexible Bond Fund (formerly named Janus Flexible Bond Fund)

Janus Henderson Global Allocation Fund - Conservative (formerly named Janus Global Allocation Fund

Conservative)

Janus Henderson Global Allocation Fund - Growth (formerly named Janus Global Allocation Fund - Growth)

Janus Henderson Global Allocation Fund - Moderate (formerly named Janus Global Allocation Fund - Moderate)

Janus Henderson Global Bond Fund (formerly named Janus Global Bond Fund)

Janus Henderson Global Income Managed Volatility Fund (formerly named INTECH Global Income Managed

Volatility Fund)

Janus Henderson Global Unconstrained Bond Fund (formerly named Janus Global Unconstrained Bond Fund)

Janus Henderson Government Money Market Fund (formerly named Janus Government Money Market Fund)

Janus Henderson High-Yield Fund (formerly named Janus High-Yield Fund)

Janus Henderson International Long/Short Equity Fund (formerly named Henderson International Long/Short

Equity Fund)

Janus Henderson International Managed Volatility Fund (formerly named INTECH International Managed

Volatility Fund)

Janus Henderson Large Cap Value Fund (formerly named Perkins Large Cap Value Fund)

Janus Henderson Mid Cap Value Fund (formerly named Perkins Mid Cap Value Fund)

Janus Henderson Money Market Fund (formerly named Janus Money Market Fund)

Janus Henderson Multi-Sector Income Fund (formerly named Janus Multi-Sector Income Fund)

Janus Henderson Real Return Fund (formerly named Janus Real Return Fund)

Janus Henderson Select Value Fund (formerly named Perkins Select Value Fund)

Janus Henderson Short-Term Bond Fund (formerly named Janus Short-Term Bond Fund)

Janus Henderson Small Cap Value Fund (formerly named Perkins Small Cap Value Fund)

Janus Henderson Strategic Income Fund (formerly named Henderson Strategic Income Fund)

Janus Henderson U.S. Core Fund (merged with Janus Henderson U.S. Managed Volatility Fund effective

June 23, 2017)

Janus Henderson U.S. Managed Volatility Fund (formerly named INTECH U.S. Managed Volatility Fund)

Janus Henderson Value Plus Income Fund (formerly named Perkins Value Plus Income Fund)

3. Investment Company Act File Number: 811-01879

Securities Act File Number: 002-34393

4(a). Last day of fiscal year for which this Form is filed:

June 30, 2017

4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ]Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$11,286,849,726

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$11,595,475,014

(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$8,571,426,624

(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:	-$20,166,901,638

(v)	Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

(vi)	Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(8,880,051,912)

(vii)	Multiplier for determining registration fee (See Instruction C.9):	x $0.00011590

(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):	=$0

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery

[ ] Wire Transfer

[ ] Mail or other means

Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

Name: /s/Allen Welch

Title: Assistant Treasurer of the Registrant

Date: September 28, 2017